SCHEDULE OF RECONCILIATION OF PROVISION (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Annual Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the financial year	$ 328,924	$ 312,665
Add: obligation accrued during the year	532,366	400,780
Less: utilized during the year	(365,705)	(388,457)
Less: paid off during the year	(91,316)	3,936
Balance at the end of the financial year	404,269	328,924
Long Service Leave Provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the financial year	151,855	229,304
Add: obligation accrued during the year	35,779	21,723
Less: paid off during the year		(98,700)
Balance at the end of the financial year	131,190	151,855
Less: reversal during the year	$ (56,444)	$ (472)